Balance Sheet Items - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Professional fees	$ 5,206	$ 5,764
Employee related accruals	19,013	23,963
Accrued third-party costs	56,540	58,264
Other	7,425	9,383
Total accrued liabilities	$ 88,184	$ 97,374